UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

This report on Form N-CSR relates solely to the Registrant's Money Market Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Money Market Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.27%
Actual		$ 1,000.00	$ 1,000.80	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35
Service Class	.37%
Actual		$ 1,000.00	$ 1,000.30	$ 1.84
HypotheticalA		$ 1,000.00	$ 1,022.96	$ 1.86
Service Class 2.41%
Actual		$ 1,000.00	$ 1,000.05	$ 2.03**
HypotheticalA		$ 1,000.00	$ 1,022.76	$ 2.06**
Investor Class	.29%
Actual		$ 1,000.00	$ 1,000.70	$ 1.44
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 1.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for Service Class 2 would have been .52% and the expenses paid in the actual and hypothetical examples above would have been $2.58 and $2.61, respectively.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/10	% of fund's investments 12/31/09	% of fund's investments 6/30/09
0 - 30	65.6	49.8	36.3
31 - 90	29.2	34.8	37.4
91 - 180	4.8	6.7	18.3
181 - 397	0.4	8.7	8.0
Weighted Average Maturity
	6/30/10	12/31/09	6/30/09
VIP Money Market Portfolio	31 Days	58 Days	68 Days
All Taxable Money Market Funds Average*	36 Days	47 Days	50 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	6/30/10	12/31/10	6/30/09
VIP Money Market Portfolio	78 Days	n/a***	n/a***
All Taxable Money Market Funds Average*	n/a***	n/a***	n/a***

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
Corporate Bonds 0.0%	Corporate Bonds 1.1%
Commercial Paper 17.3%	Commercial Paper 17.1%
Bank CDs, BAs, TDs, and Notes 53.3%	Bank CDs, BAs, TDs, and Notes 59.2%
Municipal Securities 10.0%	Municipal Securities 0.0%
Government Securities † 6.9%	Government Securities † 14.6%
Repurchase Agreements 13.1%	Repurchase Agreements 8.6%
Other Investments 0.0%	Other Investments 0.7%
Net Other Assets ** (0.6)%	Net Other Assets ** (1.3)%

† Includes FDIC Guaranteed Corporate Securities

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

*** Information not available

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 44.4%
Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.1%
State Street Bank & Trust Co., Boston
8/11/10	0.40%	$ 2,000,000	$ 2,000,000
London Branch, Eurodollar, Foreign Banks - 11.9%
Bank of Montreal
9/7/10	0.50	8,000,000	8,000,075
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.33 to 0.50	19,000,000	19,000,000
Credit Agricole SA
7/1/10 to 8/2/10	0.40 to 0.51 (d)	88,000,000	87,999,999
Credit Industriel et Commercial
7/6/10 to 8/9/10	0.50 to 0.54	43,000,000	43,000,000
Danske Bank AS
9/13/10	0.58	12,000,000	12,000,000
HSBC Bank PLC
8/31/10 to 12/21/10	0.53 to 0.72	29,000,000	29,000,000
HSBC Bank PLC London Branch
9/7/10 to 12/6/10	0.50 to 0.70	4,000,000	4,000,000
ING Bank NV
7/30/10 to 9/1/10	0.45 to 0.46	32,000,000	32,000,000
Landesbank Hessen-Thuringen
7/8/10 to 10/6/10	0.45 to 0.68	42,000,000	42,000,000
National Australia Bank Ltd.
7/7/10 to 8/19/10	0.30 to 0.44	16,000,000	16,000,067
			293,000,141
New York Branch, Yankee Dollar, Foreign Banks - 32.4%
Banco Bilbao Vizcaya Argentaria SA New York Branch
7/7/10	0.35 (d)	16,000,000	16,000,000
Banco Santander SA
7/21/10	0.77	14,000,000	14,000,000
Bank of Montreal
7/19/10 to 7/26/10	0.37 to 0.50 (d)	14,000,000	14,000,000
Bank of Nova Scotia
7/14/10 to 10/29/10	0.30 to 0.45 (d)	102,000,000	101,990,471
Bank of Tokyo-Mitsubishi
7/1/10 to 9/22/10	0.32 to 0.58	75,000,000	75,000,000
Barclays Bank PLC New York Branch
7/8/10	0.51 (d)	11,000,000	11,000,000
BNP Paribas New York Branch
8/2/10 to 9/20/10	0.40 to 0.48	69,000,000	69,000,000
BNP Paribas SA
8/12/10	0.40	10,000,000	10,000,000

Due Date	Yield (a)	Principal Amount	Value
Calyon New York Branch
7/6/10	0.40%	$ 1,000,000	$ 1,000,000
Canadian Imperial Bank of Commerce New York Branch
7/9/10 to 8/2/10	0.38 to 0.50 (d)	49,000,000	49,000,256
Commerzbank AG New York Branch
7/1/10 to 8/10/10	0.40 to 0.57 (d)	51,000,000	51,000,000
Deutsche Bank AG New York Branch
8/2/10	0.46	10,000,000	10,000,000
Dnb Nor Bank ASA New York Branch
8/20/10	0.45	8,000,000	8,000,000
Intesa Sanpaolo SpA
9/9/10	0.35	13,000,000	13,000,000
Intesa Sanpaolo SpA New York Branch
7/23/10	0.40 (d)	5,000,000	5,000,000
Natixis New York Branch
7/7/10 to 9/22/10	0.40 to 2.04 (d)	56,000,000	56,000,000
Nordea Bank Finland PLC
9/7/10	0.51	9,000,000	9,000,000
Rabobank Nederland
7/6/10 to 9/8/10	0.35 to 0.50 (d)	60,000,000	60,000,000
Rabobank Nederland New York Branch
7/6/10 to 8/30/10	0.28 to 0.35 (d)	66,000,000	66,000,000
Royal Bank of Canada
7/1/10	0.61 (d)	27,000,000	27,000,000
Royal Bank of Canada New York Branch
7/12/10 to 7/29/10	0.35 to 0.35 (d)	11,000,000	11,000,000
Societe Generale
8/5/10	0.65 (d)	7,000,000	7,000,000
Societe Generale Institutional CD Program
7/7/10	0.39 (d)	19,000,000	19,000,000
Sumitomo Mitsui Banking Corp.
8/3/10	0.41	16,000,000	16,000,000
Svenska Handelsbanken AB
8/19/10	0.44	4,000,000	4,000,000
Svenska Handelsbanken New York
9/15/10	0.54	18,000,000	18,000,190
Toronto-Dominion Bank
7/6/10 to 7/29/10	0.30 to 0.35 (d)	21,000,000	21,000,000
Toronto-Dominion Bank New York Branch
7/6/10 to 10/28/10	0.30 to 0.35 (d)	24,000,000	23,999,804
UBS AG
8/18/10	0.46	15,000,000	15,000,000
			800,990,721
TOTAL CERTIFICATES OF DEPOSIT			1,095,990,862
Commercial Paper - 17.3%
Due Date	Yield (a)	Principal Amount	Value
Abbott Laboratories
7/26/10	0.39% (d)	$ 15,000,000	$ 15,000,000
Amsterdam Funding Corp.
8/23/10	0.45	29,000,000	28,980,788
Australia & New Zealand Banking Group Ltd.
8/24/10 to 8/31/10	0.44 to 0.45	8,000,000	7,994,310
Autobahn Funding
7/14/10	0.42	2,000,000	1,999,697
Commerzbank U.S. Finance, Inc.
7/22/10 to 8/10/10	0.40 to 0.50	32,000,000	31,989,733
Commonwealth Bank of Australia
8/23/10 to 9/10/10	0.33 to 0.58 (d)	32,000,000	31,981,773
Credit Agricole North America
7/16/10	0.42	18,000,000	17,996,850
Credit Suisse New York Branch
8/2/10 to 9/3/10	0.44 to 0.50	24,000,000	23,983,644
CVS Caremark Corp.
7/1/10 to 7/29/10	0.50 to 0.52 (d)	10,000,000	9,999,191
Danske Corp.
7/6/10 to 8/31/10	0.35 to 0.55	26,000,000	25,983,460
DnB NOR Bank ASA
7/1/10 to 7/19/10	0.34 to 0.35 (d)	25,000,000	25,000,000
Hannover Funding Co. LLC
7/26/10	0.55	8,000,000	7,996,944
Intesa Funding LLC
7/2/10 to 9/16/10	0.35 to 0.41	24,000,000	23,988,689
Landesbank Hessen-Thuringen
7/6/10 to 8/9/10	0.63 to 0.63	11,000,000	10,996,658
Natexis Banques Populaires U.S. Finance Co. LLC
7/19/10	0.52	19,000,000	18,995,060
Nordea North America, Inc.
7/6/10 to 11/4/10	0.30 to 0.53	32,000,000	31,976,421
Santander Finance, Inc.
7/21/10	0.77	5,000,000	4,997,861
Sumitomo Mitsui Banking Corp.
7/1/10 to 7/15/10	0.40 to 0.42	5,000,000	4,999,510
Svenska Handelsbanken, Inc.
7/7/10 to 9/10/10	0.30 to 0.50	11,000,000	10,995,706
Toyota Motor Credit Corp.
7/19/10 to 8/26/10	0.40 to 0.58	16,000,000	15,992,196
UniCredito Italiano Bank (Ireland) PLC
7/6/10 to 7/29/10	0.50 to 0.55	32,000,000	31,991,400

Due Date	Yield (a)	Principal Amount	Value
Westpac Banking Corp.
7/13/10 to 7/16/10	0.38 to 0.40% (d)	$ 45,000,000	$ 45,000,000
TOTAL COMMERCIAL PAPER			428,839,891
U.S. Government and Government Agency Obligations - 4.4%

Other Government Related - 4.4%
Bank of America NA (FDIC Guaranteed)
7/29/10 to 9/13/10	0.38 to 0.57 (c)(d)	57,309,000	57,309,000
Citibank NA (FDIC Guaranteed)
9/30/10	0.58 (c)(d)	10,000,000	10,000,000
General Electric Capital Corp. (FDIC Guaranteed)
7/8/10 to 3/11/11	0.34 to 0.46 (c)(d)	40,620,000	40,656,875
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			107,965,875
Federal Agencies - 1.0%

Federal Home Loan Bank - 1.0%
7/15/10 to 7/26/10	0.27 to 0.32 (d)	25,000,000	24,985,123
U.S. Treasury Obligations - 1.5%

U.S. Treasury Bills - 1.3%
10/7/10 to 11/4/10	0.25 to 0.27	32,000,000	31,975,963
U.S. Treasury Notes - 0.2%
4/30/11	0.45	6,000,000	6,020,713
TOTAL U.S. TREASURY OBLIGATIONS			37,996,676
Medium-Term Notes - 8.9%

Banque Federative du Credit Mutuel
8/27/10	1.04 (b)(d)	12,000,000	12,000,000
BNP Paribas SA
8/13/10	0.67 (d)	20,000,000	20,000,000
BP Capital Markets PLC
9/11/10	0.67 (d)	9,684,000	9,684,000
Commonwealth Bank of Australia
7/6/10 to 7/14/10	0.40 to 0.40 (b)(d)	38,000,000	38,000,000
Metropolitan Life Global Funding I
7/1/10	1.29 (b)(d)	11,900,000	11,927,491
Metropolitan Life Insurance Co.
7/1/10	0.64 (d)(h)	10,000,000	10,000,000
Royal Bank of Canada
7/1/10 to 7/15/10	0.34 to 0.79 (b)(d)	50,000,000	50,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Verizon Communications, Inc.
9/15/10	1.04% (d)	$ 14,000,000	$ 14,000,000
Westpac Banking Corp.
7/15/10 to 8/11/10	0.31 to 0.44 (b)(d)	54,000,000	54,000,000
TOTAL MEDIUM-TERM NOTES			219,611,491
Municipal Securities - 10.0%

ABAG Fin. Auth. for Nonprofit Corps. Rev. Series 2003, 0.26%, VRDN
7/7/10	0.26 (d)	7,480,000	7,480,000
Arizona Health Facilities Auth. Rev. Series 2009 F, 0.22%, VRDN
7/7/10	0.22 (d)	15,600,000	15,600,000
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 0.22%, VRDN
7/7/10	0.22 (d)	20,000,000	20,000,000
California Hsg. Fin. Agcy. Rev. Series 2007 H, 0.2%, VRDN
7/7/10	0.20 (d)(e)	10,000,000	10,000,000
California Hsg. Fin. Agcy. Rev. Series 2008 C, 0.2%, VRDN
7/7/10	0.20 (d)(e)	15,650,000	15,650,000
California Hsg. Fin. Agcy. Rev. Series 2008 F, 0.2%, VRDN
7/7/10	0.20 (d)(e)	25,000,000	25,000,000
Clark County Fuel Tax Participating VRDN Series BA 08 1171, 0.31%
7/7/10	0.31 (d)(f)	11,135,000	11,135,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, 0.25%, VRDN
7/7/10	0.25 (d)(e)	10,000,000	10,000,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.29%, VRDN
7/7/10	0.29 (d)	7,000,000	7,000,000
Harveys Lake Gen. Muni. Auth. 0.28%, VRDN
7/7/10	0.28 (d)	8,915,000	8,915,000
Highlands County Health Facilities Auth. Rev. 0.28%, VRDN
7/7/10	0.28 (d)	10,000,000	10,000,000
Huntingdon County Gen. Auth. College Rev. Series 2001 A, 0.28%, VRDN
7/7/10	0.28 (d)	1,595,000	1,595,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3529, 0.31%
7/7/10	0.31 (d)(f)	10,000,000	10,000,000
Montgomery County Indl. Dev. Auth. Rev. 0.28%, VRDN
7/7/10	0.28 (d)	1,375,000	1,375,000
Nassau County Interim Fin. Auth. Series 2008 A, 0.19%, VRDN
7/7/10	0.19 (d)	25,500,000	25,500,000
New York City Gen. Oblig. Series 2004 A6, 0.21%, VRDN
7/7/10	0.21 (d)	14,475,000	14,475,000
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. Series 2007, 0.29%, VRDN
7/7/10	0.29 (d)	8,000,000	8,000,000

Due Date	Yield (a)	Principal Amount	Value
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.26%, VRDN
7/7/10	0.26% (d)(e)	$ 16,500,000	$ 16,500,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2001 H5, 0.28%, VRDN
7/7/10	0.28 (d)	3,350,000	3,350,000
Robbinsdale Gen. Oblig. Series 2008 A3, 0.25%, VRDN
7/7/10	0.25 (d)	5,830,000	5,830,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, 0.22%, VRDN
7/7/10	0.22 (d)(e)	13,000,000	13,000,000
Santa Clara County Fing. Auth. Lease Rev. Series 2008 M, 0.22%, VRDN
7/7/10	0.22 (d)	2,900,000	2,900,000
Somerset County Gen. Oblig. Series 2009 A, 0.28%, VRDN
7/7/10	0.28 (d)	3,470,000	3,470,000
TOTAL MUNICIPAL SECURITIES		246,775,000
Repurchase Agreements - 13.1%
	Maturity Amount
In a joint trading account at 0.06% dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) #	$ 988,002	988,000
With:
Banc of America Securities LLC at 0.61%, dated 6/30/10 due 7/1/10 (Collateralized by Corporate Obligations valued at $39,960,678, 2.74% - 9.5%, 2/14/12 - 6/20/48)	37,000,627	37,000,000
Barclays Capital, Inc. at:
0.45%, dated 6/25/10 due 7/9/10 (Collateralized by Corporate Obligations valued at $2,160,162, 0.5%, 7/25/36)	2,000,350	2,000,000
0.5%, dated:
6/17/10 due 7/16/10 (Collateralized by Equity Securities valued at $6,481,269)	6,002,417	6,000,000
6/25/10 due 8/24/10 (Collateralized by Corporate Obligations valued at $2,100,175, 0.81%, 1/21/15)	2,001,667	2,000,000
0.55%, dated 6/17/10 due 7/16/10 (Collateralized by Corporate Obligations valued at $2,100,592, 0.91%, 7/18/11)	2,000,886	2,000,000
0.75%, dated 6/9/10 due 8/10/10 (Collateralized by Corporate Obligations valued at $4,270,987, 0.99% - 4.52%, 10/8/15 - 7/25/35)	4,005,167	4,000,000
0.8%, dated 6/24/10 due 8/24/10 (Collateralized by Corporate Obligations valued at $4,277,660, 0.61% - 1.32%, 11/25/33 - 5/15/34)	4,005,422	4,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Credit Suisse Securities (USA) LLC at 0.19%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations valued at $14,424,957, 4.5%, 12/20/35)	$ 14,000,074	$ 14,000,000
Deutsche Bank Securities, Inc. at:
0.26%, dated 5/20/10 due 7/19/10 (Collateralized by U.S. Government Obligations valued at $15,304,641, 4.5%, 4/1/25)	15,006,500	15,000,000
0.42%, dated 5/4/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $4,290,012, 0% - 9.52%, 3/2/11 - 6/12/47)	4,004,293	4,000,000
0.45%, dated:
4/8/10 due 7/7/10 (Collateralized by Corporate Obligations valued at $4,346,342, 0% - 7.75%, 5/15/11 - 2/25/35)	4,004,500	4,000,000
4/13/10 due 7/12/10 (Collateralized by Corporate Obligations valued at $3,242,605, 0.85% - 37.52%, 5/15/11 - 4/15/40)	3,003,375	3,000,000
4/20/10 due:
7/20/10 (Collateralized by Corporate Obligations valued at $2,104,839, 0% - 37.52%, 5/15/11 - 8/25/37)	2,002,275	2,000,000
7/22/10 (Collateralized by Corporate Obligations valued at $4,324,258, 0% - 37.52%, 4/1/11 - 9/25/37)	4,004,650	4,000,000
4/28/10 due 7/27/10 (Collateralized by Corporate Obligations valued at $3,190,158, 0% - 9.38%, 5/15/11 - 6/12/47)	3,003,375	3,000,000
4/30/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $3,160,714, 0.57% - 9.52%, 5/1/13 - 2/15/51)	3,003,375	3,000,000
0.47%, dated 5/10/10 due:
8/9/10 (Collateralized by Corporate Obligations valued at $2,159,991, 2.8% - 9.52%, 12/31/18 - 4/15/40)	2,002,376	2,000,000
8/12/10 (Collateralized by Corporate Obligations valued at $2,203,011, 1.34% - 37.52%, 6/20/14 - 6/1/56)	2,002,454	2,000,000

	Maturity Amount	Value
0.55%, dated:
6/23/10 due 9/21/10 (Collateralized by Corporate Obligations valued at $2,160,264, 2.24% - 9.5%, 3/2/11 - 5/27/20)	$ 2,002,750	$ 2,000,000
6/28/10 due 9/27/10 (Collateralized by Mortgage Loan Obligations valued at $4,320,198, 0.65% - 35.42%, 4/1/15 - 12/26/45)	4,005,561	4,000,000
Goldman Sachs & Co. at 0.21%, dated 6/24/10 due 7/1/10 (Collateralized by U.S. Government Obligations valued at $7,210,399, 0% - 7%, 7/25/32 - 2/25/47) (d)(g)	7,000,387	7,000,000
ING Financial Markets LLC at:
0.45%, dated 6/7/10 due 7/8/10 (Collateralized by Corporate Obligations valued at $1,054,899, 6.05%, 5/16/16)	1,000,388	1,000,000
0.56%, dated 5/24/10 due 8/23/10 (Collateralized by Corporate Obligations valued at $4,205,055, 5.88%, 12/16/36)	4,005,662	4,000,000
J.P. Morgan Securities, Inc. at:
0.31%, dated 6/30/10 due 7/1/10 (Collateralized by Corporate Obligations valued at $124,954,310, 0.38% - 6.75%, 7/29/10 - 6/1/39)	119,001,025	119,000,000
0.68%, dated 5/25/10 due 7/26/10 (Collateralized by Corporate Obligations valued at $2,161,550, 0%, 9/1/42)	2,002,342	2,000,000
Morgan Stanley & Co., Inc. at:
0.45%, dated 6/18/10 due 7/19/10 (Collateralized by Corporate Obligations valued at $3,150,513, 7.3%, 7/22/26)	3,001,163	3,000,000
0.55%, dated:
6/4/10 due 8/3/10 (Collateralized by Corporate Obligations valued at $6,482,673, 5.88% - 6.75%, 4/1/13 - 2/27/14)	6,005,500	6,000,000
6/21/10 due 7/21/10 (Collateralized by Mortgage Loan Obligations valued at $2,100,322, 6%, 8/10/45)	2,000,917	2,000,000
0.7%, dated 4/14/10 due 7/13/10 (Collateralized by Mortgage Loan Obligations valued at $15,142,932, 0.47% - 5.75%, 9/25/35 - 2/25/37)	14,024,500	14,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
RBC Capital Markets Co. at:
0.55%, dated:
5/21/10 due 8/20/10 (Collateralized by Corporate Obligations valued at $2,160,129, 0% - 1.85%, 12/1/36 - 7/1/47)	$ 2,002,781	$ 2,000,000
6/7/10 due 7/7/10 (Collateralized by Mortgage Loan Obligations valued at $5,401,468, 0.54% - 7%, 12/19/36 - 5/25/37)	5,002,292	5,000,000
0.86%, dated 5/25/10 due 11/24/10 (Collateralized by Corporate Obligations valued at $9,807,608, 3.88%, 9/15/26)	2,008,743	2,000,000
RBS Securities, Inc. at 0.67%, dated 6/18/10 due 7/19/10 (Collateralized by Corporate Obligations valued at $13,653,672, 9.31%, 10/22/12)	13,007,500	13,000,000
UBS Securities LLC at:
0.45%, dated:
4/29/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $3,245,529, 4.1% - 8.63%, 11/1/10 - 7/15/27)	3,003,413	3,000,000
5/6/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $1,084,796, 6% - 7.25%, 12/1/16 - 12/15/18)	1,001,125	1,000,000
5/10/10 due 8/9/10 (Collateralized by Corporate Obligations valued at $4,402,553, 0.56%, 4/15/22)	4,004,550	4,000,000
0.5%, dated 5/18/10 due 8/16/10 (Collateralized by Corporate Obligations valued at $3,282,176, 0.56%, 4/15/22)	3,003,750	3,000,000
0.55%, dated 5/12/10 due 8/10/10 (Collateralized by Corporate Obligations valued at $1,081,282, 0.75% - 6.5%, 3/30/23 - 5/9/37)	1,001,375	1,000,000
0.58%, dated 5/18/10 due 8/19/10 (Collateralized by Corporate Obligations valued at $2,165,898, 0.75% - 8.38%, 7/15/10 - 12/1/37)	2,002,997	2,000,000
0.68%, dated 6/14/10 due 9/13/10 (Collateralized by Corporate Obligations valued at $5,401,978, 0.75% - 3.5%, 3/30/23 - 11/15/25)	5,008,594	5,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
Wells Fargo Securities, LLC at:
0.4%, dated 4/27/10 due 7/27/10 (Collateralized by Corporate Obligations valued at $2,082,106, 0% - 9.7%, 9/24/10 - 3/1/20)	$ 2,002,022	$ 2,000,000
0.46%, dated 5/6/10 due 8/6/10 (Collateralized by Corporate Obligations valued at $2,076,725, 0% - 7.25%, 9/4/10 - 10/1/66)	2,002,351	2,000,000
TOTAL REPURCHASE AGREEMENTS		322,988,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,485,152,918)	2,485,152,918
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(14,901,202)
NET ASSETS - 100%	$ 2,470,251,716
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,927,491 or 6.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $107,965,875 or 4.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.64%, 7/1/10	3/26/02	$ 10,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$988,000 due 7/01/10 at 0.06%
Banc of America Securities LLC	$ 47,047
Bank of America, NA	387,231
Barclays Capital, Inc.	58,808
Citibank Na	9,047
Citigroup Global Markets, Inc.	54,285
Credit Suisse Securities (USA) LLC	18,095
Deutsche Bank Securities, Inc.	72,379
ING Financial Markets LLC	9,047
J.P. Morgan Securities, Inc.	54,285
Merrill Lynch Government Securities, Inc.	32,571
Morgan Stanley & Co., Inc.	61,542
RBC Capital Markets Corp.	9,952
RBS Securities, Inc.	27,142
UBS Securities LLC	50,666
Wells Fargo Securities LLC.	95,903
$ 988,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $322,988,000) - See accompanying schedule: Unaffiliated issuers (cost $2,485,152,918)		$ 2,485,152,918
Receivable for fund shares sold		15,183,096
Interest receivable		1,238,412
Other receivables		12,461
Total assets		2,501,586,887

Liabilities
Payable for investments purchased	$ 24,000,256
Payable for fund shares redeemed	6,610,960
Distributions payable	802
Accrued management fee	366,899
Distribution fees payable	38,770
Other affiliated payables	176,949
Other payables and accrued expenses	140,535
Total liabilities		31,335,171

Net Assets		$ 2,470,251,716
Net Assets consist of:
Paid in capital		$ 2,468,894,015
Undistributed net investment income		907
Accumulated undistributed net realized gain (loss) on investments		1,356,794
Net Assets		$ 2,470,251,716

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,190,036,103 ÷ 1,189,507,183 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($156,274,931 ÷ 156,189,773 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($208,247,176 ÷ 208,111,171 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($915,693,506 ÷ 915,011,559 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Interest		$ 5,660,081

Expenses
Management fee	$ 2,350,145
Transfer agent fees	1,023,089
Distribution fees	254,589
Accounting fees and expenses	124,621
Custodian fees and expenses	28,098
Independent trustees' compensation	4,971
Registration fees	828
Audit	25,299
Legal	6,498
Interest	56
Miscellaneous	118,938
Total expenses before reductions	3,937,132
Expense reductions	(80,625)	3,856,507
Net investment income		1,803,574
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(92,815)
Net increase in net assets resulting from operations		$ 1,710,759

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,803,574	$ 28,094,155
Net realized gain (loss)	(92,815)	779,266
Net increase in net assets resulting from operations	1,710,759	28,873,421
Distributions to shareholders from net investment income	(1,802,667)	(28,092,926)
Share transactions - net increase (decrease)	(602,720,483)	(1,248,308,105)
Total increase (decrease) in net assets	(602,812,391)	(1,247,527,610)

Net Assets
Beginning of period	3,073,064,107	4,320,591,717
End of period (including undistributed net investment income of $907 and undistributed net investment income of $0, respectively)	$ 2,470,251,716	$ 3,073,064,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.007	.030	.051	.048	.030
Distributions from net investment income	(.001)	(.007)	(.030)	(.051)	(.048)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.08%	.72%	3.02%	5.21%	4.87%	3.03%
Ratios to Average Net Assets E
Expenses before reductions	.27% A	.31%	.29%	.32%	.33%	.29%
Expenses net of fee waivers, if any	.27% A	.31%	.29%	.32%	.33%	.29%
Expenses net of all reductions	.27% A	.31%	.29%	.32%	.33%	.29%
Net investment income	.16% A	.76%	2.95%	5.06%	4.84%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,190,036	$ 1,765,198	$ 2,391,641	$ 1,708,689	$ 1,634,441	$ 1,347,642

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.006	.029	.050	.047	.029
Distributions from net investment income	- F	(.006)	(.029)	(.050)	(.047)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.03%	.62%	2.92%	5.10%	4.76%	2.92%
Ratios to Average Net Assets E
Expenses before reductions	.37% A	.41%	.39%	.43%	.43%	.40%
Expenses net of fee waivers, if any	.37% A	.41%	.39%	.43%	.43%	.40%
Expenses net of all reductions	.37% A	.41%	.39%	.43%	.43%	.40%
Net investment income	.06% A	.66%	2.84%	4.95%	4.73%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,275	$ 112,283	$ 94,641	$ 58,733	$ 56,502	$ 20,987

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- G	.005	.027	.048	.045	.027
Distributions from net investment income	- G	(.005)	(.027)	(.048)	(.045)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.00% E	.47%	2.76%	4.95%	4.61%	2.77%
Ratios to Average Net Assets F
Expenses before reductions	.52% A	.56%	.54%	.57%	.58%	.54%
Expenses net of fee waivers, if any	.41% A	.55%	.54%	.57%	.58%	.54%
Expenses net of all reductions	.41% A	.55%	.54%	.57%	.58%	.54%
Net investment income	.01% A	.51%	2.70%	4.81%	4.59%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,247	$ 135,695	$ 125,127	$ 91,095	$ 85,647	$ 51,301

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.007	.030	.050	.047	.016
Distributions from net investment income	(.001)	(.007)	(.030)	(.050)	(.047)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.07%	.70%	3.00%	5.15%	4.81%	1.58%
Ratios to Average Net Assets F
Expenses before reductions	.29% A	.33%	.32%	.38%	.39%	.36% A
Expenses net of fee waivers, if any	.29% A	.33%	.32%	.38%	.39%	.36% A
Expenses net of all reductions	.29% A	.33%	.32%	.37%	.39%	.36% A
Net investment income	.13% A	.73%	2.92%	5.00%	4.78%	3.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 915,694	$ 1,059,888	$ 1,709,183	$ 1,291,231	$ 580,013	$ 126,224

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 2,485,152,918

Semiannual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $20,332,000. The weighted average interest rate was .08% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $787,024 or an annualized rate of .06% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .18% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. The Funds do not pay any fees for these services. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, the Service Fee amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 63,957
Service Class 2	190,632
$ 254,589

During the period, FMR or its affiliates waived a portion of these fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .09% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 490,183
Service Class	43,318
Service Class 2	51,368
Investor Class	438,220
$ 1,023,089

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Reimbursement from adviser
Service Class 2	$ 80,528

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $97.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 1,124,929	$ 16,015,627
Service Class	34,569	630,263
Service Class 2	7,744	634,891
Investor Class	635,425	10,812,145
Total	$ 1,802,667	$ 28,092,926

Semiannual Report

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class Shares sold	353,900,438	352,396,828
Reinvestment of distributions	1,124,851	16,015,651
Shares redeemed	(930,046,241)	(995,431,813)
Net increase (decrease)	(575,020,952)	(627,019,334)
Service Class Shares sold	117,352,041	152,202,075
Reinvestment of distributions	34,012	630,266
Shares redeemed	(73,422,131)	(135,231,224)
Net increase (decrease)	43,963,922	17,601,117
Service Class 2 Shares sold	140,798,532	116,835,006
Reinvestment of distributions	7,570	634,892
Shares redeemed	(68,310,065)	(106,952,175)
Net increase (decrease)	72,496,037	10,517,723
Investor Class Shares sold	313,680,508	293,477,433
Reinvestment of distributions	635,413	10,812,165
Shares redeemed	(458,475,411)	(953,746,253)
Net increase (decrease)	(144,159,490)	(649,456,655)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of 61% of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Company Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPMM-SANN-0810
1.705628.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 23, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2010